Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues		¥ 116,362	$ 16,639	¥ 186,356	¥ 211,651
Cost of revenues		(92,493)	(13,227)	(95,061)	(94,143)
Gross profit		23,869	3,412	91,295	117,508
Sales and marketing expenses		(43,918)	(6,280)	(41,269)	(40,743)
General and administrative expenses		(31,006)	(4,434)	(22,575)	(23,592)
Research and development expenses		(18,013)	(2,576)	(12,794)	(11,901)
Reversal of (provision for) credit losses		(1,438)	(206)	1,782	3,714
Total operating expenses		(94,375)	(13,496)	(74,856)	(72,522)
Operating income (loss)		(70,506)	(10,084)	16,439	44,986
Other income (expenses):
Interest income		96	14	231	312
Interest expense		(3,400)	(486)	(4,043)	(4,423)
Unrealized gains on short-term investments		127	18	209
Unrealized foreign exchange gain (loss)		(312)	(45)	679
Government subsidy		2,252	322	733	2,653
Other expenses (income)		(130)	(19)	146	234
Total other expenses, net		(1,367)	(196)	(2,045)	(1,224)
Income (loss) before income taxes		(71,873)	(10,280)	14,394	43,762
Income tax expenses		(11,095)	(1,587)	(924)	(6,253)
Net income (loss)		(82,968)	(11,867)	13,470	37,509
Net (income) loss attributable to noncontrolling interests		13,184	1,885	(2,159)	(6,052)
Net income (loss) attributable to the Zhengye Biotechnology Holding Limited’s shareholders		(69,784)	(9,982)	11,311	31,457
Comprehensive income (loss)
Net income (loss)		(82,968)	(11,867)	13,470	37,509
Net (income) loss attributable to noncontrolling interests		13,184	1,885	(2,159)	(6,052)
Other comprehensive income (loss)
Foreign currency translation adjustment		(1,929)	(275)	3
Total comprehensive income (loss)		(84,897)	(12,142)	13,473	37,509
Total comprehensive (income) loss attributable to non-controlling interest		13,184	1,885	(2,159)	(6,052)
Total comprehensive income (loss) attributable to the Zhengye Biotechnology Holding Limited’s shareholders		¥ (71,713)	$ (10,257)	¥ 11,314	¥ 31,457
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)		47,349,869	47,349,869	45,666,376	45,666,376
Ordinary shares – diluted (in Shares)		47,349,869	47,349,869	45,666,376	45,666,376
Class A Ordinary shares
Earnings (loss) per share:
Basic – ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.47)	$ (0.21)	¥ 0.25	¥ 0.69
Diluted – ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.47)	$ (0.21)	¥ 0.25	¥ 0.69
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	[1]	7,349,869	7,349,869	5,666,376	5,666,376
Ordinary shares – diluted (in Shares)	[1]	7,349,869	7,349,869	5,666,376	5,666,376
Class B Ordinary shares
Earnings (loss) per share:
Basic – ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.47)	$ (0.21)	¥ 0.25	¥ 0.69
Diluted – ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (1.47)	$ (0.21)	¥ 0.25	¥ 0.69
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	[1]	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares – diluted (in Shares)	[1]	40,000,000	40,000,000	40,000,000	40,000,000

[1]	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.